Document And Entity Information	6 Months Ended
Feb. 28, 2026
Document Information [Line Items]
Entity Central Index Key	0002081119
Document Type	N-CSRS
Entity Registrant Name	RoboStrategy, Inc.
Document Period End Date	Feb. 28, 2026
Amendment Flag	false